UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows (used in)/provided by Operating Activities of Continuing Operations:
Net income	$ 1,084,842	$ 3,012,080
Less: Net (income)/loss from discontinued operations	2,479	(100,766)
Net income from continuing operations	1,087,321	2,911,314
Adjustments to reconcile net income from Continuing operations to net cash (used in)/provided by operating activities:
Depreciation and amortization	2,892,182	2,306,700
Amortization of investment in debt securities	(12,488)	0
Amortization of deferred finance charges	35,988	0
Stock-based compensation cost	3,257,648	1,769,877
Straight line amortization of hire	330	(64,412)
Unrealized gain on equity securities	0	(51,453)
Realized loss on debt securities	4,537	0
Realized loss on sale of equity securities	3,735	0
Changes in operating assets and liabilities:
Accounts receivable trade	(386,744)	(657,046)
Inventories	(48,648)	(2,544)
Due from/to related party	759,035	(12,095,124)
Prepaid expenses and other assets	(149,063)	(957,872)
Accounts payable	151,330	933,457
Accrued liabilities	443,054	501,999
Deferred revenue	(549,202)	26,000
Dry-dock costs paid	(225,070)	(1,108,565)
Net Cash (used in)/provided by Operating Activities from Continuing Operations	7,263,945	(6,487,669)
Cash flow (used in)/provided by Investing Activities of Continuing Operations:
Advances for vessel acquisition and other vessel improvements	(27,833)	(5,442,500)
Purchase of debt securities	(1,194,385)	0
Proceeds from redemption of debt securities	586,085	0
Proceeds from repayment of loan to related party	0	100,364,204
Proceeds from sale of equity securities	205,751	0
Net cash provided by/(used in) Investing Activities from Continuing Operations	(430,382)	94,921,704
Cash flows (used in)/provided by Financing Activities of Continuing Operations:
Payment of Dividend on Series A Preferred Shares	(700,000)	(700,000)
Payments for expenses pursuant to Tender offer	(559)	0
Proceeds from long-term debt	15,000,000	0
Repayment of long-term debt	(15,000,000)	0
Payment of special dividends	(13,066,019)	0
Payment of deferred financing costs	(690,000)	0
Cash contribution related to Spin-Off	0	(10,356,450)
Net cash used in Financing Activities from Continuing operations	(14,456,578)	(11,056,450)
Cash flows of Discontinued operations:
Net cash provided by Operating Activities from discontinued operations	399,398	94,908
Net cash provided by Discontinued operations	399,398	94,908
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(7,223,617)	77,472,493
Cash, cash equivalents and restricted cash at the beginning of the period	87,422,426	37,197,848
Cash, cash equivalents and restricted cash at the end of the period	80,198,809	114,670,341
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents from continuing operations	79,115,400	114,666,571
Cash and cash equivalents from discontinued operations	3,409	3,770
Restricted cash, current from continuing operations	20,000	0
Restricted cash, non-current from continuing operations	1,060,000	0
Cash, cash equivalents, and restricted cash	$ 80,198,809	$ 114,670,341